INCOME TAXES (Schedule of Israel and International Components of Income before taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 60,095	$ 11,382	$ 12,224
Israel [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	51,558	14,021	15,377
International [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Net income before taxes	$ 8,537	$ (2,639)	$ (3,153)